Vanguard Emerging Markets Stock Index Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2015

New Target Index

Effective as of the start of business on November 2, 2015, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Markets All Cap China A Inclusion Transition Index (the “Transition Index”), on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund’s board of trustees.

The board of trustees has approved the FTSE Emerging Markets All Cap China A Inclusion Index as the new target index for the Fund, replacing the FTSE Emerging Index. The board believes that the new index will result in a more comprehensive representation of the Fund’s market segment due to the addition of small-capitalization equity securities and China A-shares to its portfolio.

The Fund is expected to begin tracking the FTSE Emerging Markets All Cap China A Inclusion Index over the next 12 months, and the current change to the Transition Index is the first of two phases. This approach is intended to enable the Fund’s advisor, The Vanguard Group, Inc., to make the necessary adjustments to portfolio holdings in a manner that minimizes impact to Fund shareholders. In this first phase, the Fund has ceased tracking its former target index and has begun temporarily tracking the Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the new target index. In the second phase, the Fund will begin tracking the FTSE Emerging Markets All Cap China A Inclusion Index, which will be quota-adjusted by FTSE to take into account the quota amount allocated to foreign investors by the Chinese regulator. During both this transition phase and the final benchmark phase, the Fund will invest by sampling the index, meaning that it will hold a broadly diversified collection of securities that, in the aggregate, approximates the full index in terms of key characteristics.

Prospectus and Summary Prospectus Text Changes

The paragraph under “Principal Investment Strategies” for the Emerging Markets Stock Index Fund is replaced with the following:

The Fund employs an indexing investment approach designed to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the FTSE Emerging Markets All Cap China A Inclusion Index. The FTSE Emerging Markets All Cap China A Inclusion Index is a market-capitalization-weighted index that is made up of approximately 3,500 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world. The Fund invests by sampling the Index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the interim index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following text is added under the “Principal Risks” section:

• China A-shares risk, which is the chance that the Fund may not be able to access a sufficient amount of China A-shares to track its target index. China A-shares are only available to foreign investors through a quota license or the Shanghai-Hong Kong Stock Connect program.

The following replaces similar text under the “Principal Risks” section:

• Index sampling risk, which is the chance that the securities selected for the Fund, in the aggregate, will not provide investment performance matching that of the Fund’s target index.

Prospectus Text Changes

The following paragraph replaces similar text in the More on the Funds section under the heading “Market Exposure”:

Keep in mind that the MSCI EAFE Index tracks mainly large- and mid-cap stocks. Historically, small-cap stocks (such as those held by the Funds) have been more volatile than—and at times have performed quite differently from—the large-and mid-cap stocks of the MSCI EAFE Index.

Also under the heading “Market Exposure,” the following is added after the emerging markets risk flag:

• The Emerging Markets Stock Index Fund is subject to China A-shares risk, which is the chance that the Fund may not be able to access a sufficient amount of China A-shares to track its target index. China A-shares are only available to foreign investors through a quota license or through the Shanghai-Hong Kong Stock Connect program.

China A-shares (A-shares) are shares of mainland Chinese companies that are traded locally on the Shanghai and Shenzhen stock exchanges. In order for foreign investors to purchase A-shares, a Qualified Foreign Institutional Investor (QFII) or Renminbi QFII (RQFII) license and quota are required. The quota available to the Emerging Markets Stock Index Fund through a Vanguard entity with an RQFII or QFII license may be limited by a Chinese regulator or the quota use of other Vanguard funds. A-shares are also available to foreign investors through the Shanghai-Hong Kong Stock Connect program (Stock Connect), subject to separate quota limitations. It is possible that the A-shares quota available to the Fund as a foreign investor may not be sufficient to meet the Fund’s investment needs. In this situation, the Fund may underweight A-shares relative to the index or seek an alternative method of economic exposure, such as by purchasing other classes of securities or depositary receipts, or by utilizing derivatives. These options could increase the Fund’s index sampling risk or investment cost. Additionally, investing in A-shares generally increases emerging markets risk due in part to government and issuer market controls and the developing settlement and legal systems.

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

Each Fund attempts to track the investment performance of a benchmark index that measures the return of a particular market segment. Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund use the replication method of indexing, meaning that each Fund generally holds the same stocks as its target index and in approximately the same proportions. Vanguard Emerging Markets Stock Index Fund uses the sampling method of indexing, meaning that the Fund’s advisor, using computer programs, selects from the target index a representative sample of securities that will resemble the target index in terms of key risk factors and other characteristics. These include industry weightings, market capitalization, and other financial characteristics of stocks.

Emerging Markets Stock Index Fund. The Fund invests in the common stocks included in the FTSE Emerging Markets All Cap China A Inclusion Transition Index, an interim index that will gradually increase exposure to small-capitalization stocks and China A-shares while proportionately reducing exposure to other stocks based on their weightings in the FTSE Emerging Markets All Cap China A Inclusion Index. The FTSE Emerging Markets All Cap China A Inclusion Index is a market-capitalization-weighted index that is made up of approximately 3,500 common stocks of large-, mid-, and small-cap companies located in emerging markets around the world and is part of the FTSE China A Inclusion indexes, which contain FTSE China A All Cap Index securities adjusted for the aggregate approved RQFII and QFII quotas available to foreign investors. The Fund invests by sampling the interim index, meaning that it holds a broadly diversified collection of securities that, in the aggregate, approximates the interim index in terms of key characteristics. These key characteristics include industry weightings and market capitalization, as well as certain financial measures, such as price/earnings ratio and dividend yield.

The following is added to the end of the second paragraph under “Other Investment Policies and Risks”:

The Emerging Markets Stock Index Fund may use derivatives as an alternative method of economic exposure to China A-shares.

London Stock Exchange Group companies includes FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Emerging Markets All Cap China A Inclusion Transition Index or the fitness or suitability of the Index for any particular purpose to which it might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 533A 112015

Vanguard International Equity Index Funds

Supplement to the Statement of Additional Information Dated February 26, 2015

New Target Index for Vanguard Emerging Markets Stock Index Fund

Effective as of the start of business on November 2, 2015, Vanguard Emerging Markets Stock Index Fund has begun tracking the FTSE Emerging Markets All Cap China A Inclusion Transition Index (the “Transition Index”), on an interim basis, in the first phase of a two-phased index change as previously approved by the Fund’s board of trustees.

Statement of Additional Information Text Changes

The following replaces Foreign Securities—China Stock Connect Risk on page B-9:

Foreign Securities—China A-shares Risk. China A-shares (A-shares) are shares of mainland Chinese companies that are traded locally on the Shanghai and Shenzhen stock exchanges. In order to invest in A-shares, a foreign investor must have access to quota through a Qualified Foreign Institutional Investor (QFII) or a Renminbi QFII (RQFII) license holder. A-shares are also available through the Shanghai-Hong Kong Stock Connect program, subject to separate quota limitations. The developing state of the investment and banking systems of the People’s Republic of China (China, or the PRC) subjects the settlement, clearing, and registration of securities transactions to heightened risks. Additionally, there are foreign ownership limitations that may result in limitations on investment or the return of profits if a fund purchases and sells shares of an issuer in which it owns 5% or more of the shares issued within a six-month period. It is unclear if the 5% ownership will be determined by aggregating the holdings of a fund with affiliated funds.

Due to these restrictions, it is possible that the A-shares quota available to a fund as a foreign investor may not be sufficient to meet the fund’s investment needs. In this situation, a fund may seek an alternative method of economic exposure, such as by purchasing other classes of securities or depositary receipts, or by utilizing derivatives. Any of these options could increase a fund’s index sampling risk or investment cost. Additionally, investing in A-shares generally increases emerging markets risk due in part to government and issuer market controls and the developing settlement and legal systems.

Investing in China A-shares through a QFII/RQFII quota. The QFII/RQFII programs permit foreign institutional investors, including fund managers, to apply for licenses as well as an investment quota. Individual funds are not currently eligible to apply for quota. The QFII/RQFII policies and rules are unique and evolving, and there may be uncertainty regarding their implementation. Such policies and rules are also subject to change and interpretation by PRC authorities. Any of the above could have potential adverse effects on a fund, including on a retroactive basis.

The RQFII program is only available to foreign investors from designated countries. As the United States is not a designated country, the QFII program is the only program available to U.S. fund managers. However, the Vanguard funds may invest under the RQFII quota of a Vanguard affiliate registered in a designated country. Shares purchased through the RQFII program are generally subject to fewer restrictions, particularly on repatriation and trading, than shares purchased through the QFII program. There is no guarantee that the PRC authorities will grant additional quota sufficient to meet a fund’s or asset manager’s investment needs.

The PRC requires QFIIs/RQFIIs to directly contract with a PRC custodian in addition to a fund’s global custodian. The PRC custodian is required to perform certain regulatory and reporting obligations. If these reporting obligations are not met, PRC authorities may impose a fine or other sanctions, including the loss of quota or the QFII/RQFII license, which would have a negative impact on a fund investing in China A-shares and could result in increased fund expenses.

Investing in China A-shares through Stock Connect. The Shanghai-Hong Kong Stock Connect program (Stock Connect) is a mutual market access program designed to, among other things, enable foreign investment in the PRC via brokers in Hong Kong. A QFII/RQFII license is not required to trade via Stock Connect. There are significant risks inherent in investing in A-shares through Stock Connect. Specifically, trading can be affected by a number of issues. Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a U.S. trading day, a fund may not be able to dispose of its shares in a timely manner, which could adversely affect the fund’s performance. Trading through Stock Connect generally requires pre-delivery of cash or securities to a broker. If the cash or securities are not in the broker’s possession before the market opens on the day of selling, the sell order will be rejected. This requirement may limit a fund’s ability to dispose of its A-shares purchased through Stock Connect in a timely manner.

Additionally, Stock Connect is subject to daily quota limitations on purchases into the PRC. Once the daily quota is reached, orders to purchase additional A-shares through Stock Connect will be rejected. In addition, a fund’s purchase of A-shares through Stock Connect may only be subsequently sold through Stock Connect and is not otherwise transferable. Stock Connect utilizes an omnibus clearing structure, and the fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit an advisor’s ability to effectively manage a fund.

London Stock Exchange Group companies includes FTSE International Limited (“FTSE”), Frank Russell Company (“Russell”), MTS Next Limited (“MTS”), and FTSE TMX Global Debt Capital Markets Inc (“FTSE TMX”). All rights reserved. “FTSE®”, “Russell®”, “MTS®”, “FTSE TMX®” and “FTSE Russell” and other service marks and trademarks related to the FTSE or Russell indexes are trademarks of the London Stock Exchange Group companies and are used by FTSE, MTS, FTSE TMX and Russell under licence.

All information is provided for information purposes only. Every effort is made to ensure that all information given in this publication is accurate, but no responsibility or liability can be accepted by the London Stock Exchange Group companies nor its licensors for any errors or for any loss from use of this publication. Neither the London Stock Exchange Group companies nor any of their licensors make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the FTSE Emerging Markets All Cap China A Inclusion Transition Index or the fitness or suitability of the Index for any particular purpose to which it might be put. The London Stock Exchange Group companies do not provide investment advice and nothing in this document should be taken as constituting financial or investment advice. The London Stock Exchange Group companies make no representation regarding the advisability of investing in any asset. A decision to invest in any such asset should not be made in reliance on any information herein. Indexes cannot be invested in directly. Inclusion of an asset in an index is not a recommendation to buy, sell or hold that asset. The general information contained in this publication should not be acted upon without obtaining specific legal, tax, and investment advice from a licensed professional. No part of this information may be reproduced, stored in a retrieval system or transmitted in any form or by any means, electronic, mechanical, photocopying, recording or otherwise, without prior written permission of the London Stock Exchange Group companies. Distribution of the London Stock Exchange Group companies’ index values and the use of their indexes to create financial products require a licence with FTSE, FTSE TMX, MTS and/or Russell and/or its licensors.

© 2015 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

SAI 72C 112015